CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY - Condensed Balance Sheets (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 $ / shares	Dec. 31, 2017 CNY (¥)
Current assets:
Cash	¥ 1,383,317	$ 212,003	¥ 1,985,413		¥ 1,616,785
Prepayments and other current assets	3,304,670	506,460	2,728,812
Total current assets	9,367,711	1,435,662	9,688,449
Non-current assets:
Other non-current assets	543,949	83,364	346,645
Total non-current assets	10,503,112	1,609,672	9,804,407
Total assets	19,870,823	3,045,334	19,492,856
Current liabilities:
Accrued liabilities and other payables	2,507,917	384,355	2,006,049
Non-current liabilities:
Convertible senior notes held by related parties	1,617,846	247,946	680,104
Convertible senior notes held by third parties	642,121	98,409	680,104
Total non-current liabilities	5,511,970	844,743	5,007,904
Total liabilities	18,146,219	2,781,026	15,577,572
Shareholders' equity/(deficit):
Treasury shares	(211,352)	(32,391)
Statutory Reserves	8,038	1,232	7,865
Additional paid in capital	19,487,232	2,986,549	19,353,400
Accumulated deficit	(17,710,964)	(2,714,324)	(15,629,537)
Accumulated other comprehensive income	151,677	23,246	163,196
BEST Inc. shareholders' equity	1,750,619	268,295	3,920,912
Total liabilities and shareholders' equity	19,870,823	3,045,334	19,492,856
Reportable legal entities | Parent
Current assets:
Cash	33,310	5,105	9,933	$ 1,522	¥ 5,350		¥ 39,135
Prepayments and other current assets	6,295	965	5,511
Total current assets	39,605	6,070	15,444
Non-current assets:
Other non-current assets	1,686	258	5,909
Investments in subsidiaries and VIEs	4,230,471	648,348	5,343,503
Total non-current assets	4,232,157	648,606	5,349,412
Total assets	4,271,762	654,676	5,364,856
Current liabilities:
Accrued liabilities and other payables	39,302	6,023	8,805
Non-current liabilities:
Long-term payable due to subsidiaries	221,874	34,003	74,931
Convertible senior notes held by related parties	1,617,846	247,946	680,104
Convertible senior notes held by third parties	642,121	98,409	680,104
Total non-current liabilities	2,481,841	380,358	1,435,139
Total liabilities	2,521,143	386,381	1,443,944
Shareholders' equity/(deficit):
Treasury shares	(211,352)	(32,391)
Statutory Reserves	8,038	1,232	7,865
Additional paid in capital	19,487,232	2,986,549	19,353,400
Accumulated deficit	(17,710,964)	(2,714,324)	(15,629,537)
Accumulated other comprehensive income	151,677	23,246	163,196
BEST Inc. shareholders' equity	1,750,619	268,295	3,920,912
Total liabilities and shareholders' equity	4,271,762	654,676	5,364,856
Class A ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,534	¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01				$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452	250,648,452	250,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452	250,648,452	250,648,452
Class A ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 16,532	$ 2,534	¥ 16,532
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	1,858,134,053	1,858,134,053	1,858,134,053	1,858,134,053
Ordinary shares, issued shares	250,648,452	250,648,452	250,648,452	250,648,452
Ordinary shares, outstanding shares	250,648,452	250,648,452	250,648,452	250,648,452
Class B ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 947	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249	94,075,249
Class B ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 6,178	$ 947	¥ 6,178
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, issued shares	94,075,249	94,075,249	94,075,249	94,075,249
Ordinary shares, outstanding shares	94,075,249	94,075,249	94,075,249	94,075,249
Class C ordinary shares
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 502	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698	47,790,698
Class C ordinary shares | Reportable legal entities | Parent
Shareholders' equity/(deficit):
Ordinary shares	¥ 3,278	$ 502	¥ 3,278
Parenthetical disclosures
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.01
Ordinary shares, authorized shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, issued shares	47,790,698	47,790,698	47,790,698	47,790,698
Ordinary shares, outstanding shares	47,790,698	47,790,698	47,790,698	47,790,698